UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2005

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 4, 2006

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$623,714

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      238  6030.00 SH       SOLE                  6030.00
AFLAC INC                      com              001055102    16491 355251.21SH       SOLE                355251.21
ALBERTO CULVER CO CL B         com              013068101    13870 303160.00SH       SOLE                303160.00
AMER INTL GROUP INC            com              026874107    21596 316521.00SH       SOLE                316521.00
AMGEN INC COM                  com              031162100    15202 192766.00SH       SOLE                192766.00
APOLLO GROUP INC CL            com              037604105    17338 286772.00SH       SOLE                286772.00
AUTOMATIC DATA PROC            com              053015103    25804 562179.00SH       SOLE                562179.00
BANK OF AMERICA CORP.          com              060505104      285  6186.00 SH       SOLE                  6186.00
BERKSHIRE HATHAWAY CL B        com              846702074      332   113.00 SH       SOLE                   113.00
BIOMET INC.                    com              090613100    18615 509035.00SH       SOLE                509035.00
C H ROBINSON WORLDWIDE         com              12541w209    14132 381642.00SH       SOLE                381642.00
CHOICEPOINT INC                com              170388102    16583 372567.01SH       SOLE                372567.01
CINTAS CORP OHIO               com              172908105    24911 605668.00SH       SOLE                605668.00
CITIGROUP INC                  com              172967101    20373 419809.04SH       SOLE                419809.04
COCA COLA CO                   com              191216100      264  6554.00 SH       SOLE                  6554.00
CROSSTEX ENERGY L P            com              22765u102      341 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102    17354 311115.84SH       SOLE                311115.84
DELL INC.                      com              24702r101     8068 269395.00SH       SOLE                269395.00
ECOLAB INC                     com              278865100    10270 283150.00SH       SOLE                283150.00
EXXON MOBIL CORP               com              30231g102     1076 19165.00 SH       SOLE                 19165.00
FIRST DATA CORPORATION         com              319963104    19930 463371.69SH       SOLE                463371.69
FISERV INC WISC PV 1CT         com              337738108    28763 664732.00SH       SOLE                664732.00
GENERAL ELECTRIC               com              369604103    24017 685230.00SH       SOLE                685230.00
HARLEY DAVIDSON INC WIS        com              412822108     7250 140806.00SH       SOLE                140806.00
IBM CORP                       com              459200101      209  2540.00 SH       SOLE                  2540.00
ILLINOIS TOOL WORKS INC        com              452308109    23598 268191.00SH       SOLE                268191.00
INTEL CORP                     com              458140100      261 10464.00 SH       SOLE                 10464.00
JOHNSON AND JOHNSON            com              478160104    21470 357239.00SH       SOLE                357239.00
MARSHALL & ILSLEY CORP         com              571834100      903 20984.00 SH       SOLE                 20984.00
MCLEODUSA INC ESCROW           com              582266102        0 336203.00SH       SOLE                336203.00
MEDTRONIC INC                  com              585055106    40017 695101.00SH       SOLE                695101.00
MICROSOFT CORP                 com              594918104    17007 650353.00SH       SOLE                650353.00
NORTHERN TRUST CORP            com              665859104    21798 420655.00SH       SOLE                420655.00
OMNICOM GROUP COM              com              681919106    21337 250636.00SH       SOLE                250636.00
PATTERSON COS INC              com              703395103    16343 489303.00SH       SOLE                489303.00
PAYCHEX INC                    com              704326107    29018 761232.00SH       SOLE                761232.00
PEPSICO INC                    com              713448108      214  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103    15439 662066.00SH       SOLE                662066.00
PROCTER & GAMBLE CO            com              742718109      392  6776.00 SH       SOLE                  6776.00
STERICYCLE INC    COM          com              858912108    15033 255310.00SH       SOLE                255310.00
SYSCO CORPORATION              com              871829107    25211 811958.00SH       SOLE                811958.00
TARGET CORP                    com              87612e106    17188 312688.00SH       SOLE                312688.00
TETON ENERGY CORP              com              881628101       59 10000.00 SH       SOLE                 10000.00
WALGREEN CO                    com              931422109    24674 557472.00SH       SOLE                557472.00
WELLS FARGO & COMPANY          com              949746101     9994 159060.00SH       SOLE                159060.00
WHOLE FOODS MARKET INC         com              966837106      232  3000.00 SH       SOLE                  3000.00
WYETH                          com              983024100      212  4600.00 SH       SOLE                  4600.00